Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 9.0%
59,094		Activision Blizzard, Inc.	$4,393,048	0.2
457,743	(1)	Alphabet, Inc. - Class A	43,783,118	2.3
411,071	(1)	Alphabet, Inc. - Class C	39,524,477	2.1
544,828		AT&T, Inc.	8,357,661	0.5
8,419	(1)	Charter Communications, Inc.	2,553,904	0.1
333,242		Comcast Corp. – Class A	9,773,988	0.5
174,486	(1)	Meta Platforms, Inc.	23,674,260	1.3
33,312	(1)	NetFlix, Inc.	7,842,977	0.4
45,333	(1)	T-Mobile US, Inc.	6,082,329	0.3
319,836		Verizon Communications, Inc.	12,144,173	0.6
138,652	(1)	Walt Disney Co.	13,079,043	0.7
			171,208,978	9.0

		Consumer Discretionary: 11.6%
29,708	(1)	Airbnb, Inc.	3,120,528	0.2
676,365	(1)	Amazon.com, Inc.	76,429,245	4.0
3,020	(1)	Booking Holdings, Inc.	4,962,494	0.3
17,397		Dollar General Corp.	4,172,844	0.2
299,863		Ford Motor Co.	3,358,466	0.2
110,645		General Motors Co.	3,550,598	0.2
78,628		Home Depot, Inc.	21,696,610	1.1
48,658		Lowe's Cos, Inc.	9,138,459	0.5
20,874		Marriott International, Inc.	2,925,282	0.1
56,236		McDonald's Corp.	12,975,895	0.7
93,241		Nike, Inc. - Class B	7,750,192	0.4
87,258		Starbucks Corp.	7,352,359	0.4
35,240		Target Corp.	5,229,264	0.3
193,575	(1)	Tesla, Inc.	51,345,769	2.7
89,337		TJX Cos., Inc.	5,549,615	0.3
			219,557,620	11.6

		Consumer Staples: 7.4%
137,822		Altria Group, Inc.	5,565,252	0.3
42,599		Archer-Daniels-Midland Co.	3,427,090	0.2
297,121		Coca-Cola Co.	16,644,718	0.9
62,992		Colgate-Palmolive Co.	4,425,188	0.2
11,522		Constellation Brands, Inc.	2,646,373	0.1
33,691		Costco Wholesale Corp.	15,911,249	0.8
17,459		Estee Lauder Cos., Inc.	3,769,398	0.2
45,319		General Mills, Inc.	3,471,889	0.2
65,208		Keurig Dr Pepper, Inc.	2,335,751	0.1
25,595		Kimberly-Clark Corp.	2,880,461	0.2
53,140		Kraft Heinz Co.	1,772,219	0.1
105,138		Mondelez International, Inc.	5,764,717	0.3
28,271	(1)	Monster Beverage Corp.	2,458,446	0.1
105,200		PepsiCo, Inc.	17,174,952	0.9
117,917		Philip Morris International, Inc.	9,788,290	0.5
181,872		Procter & Gamble Co.	22,961,340	1.2
38,627		Sysco Corp.	2,731,315	0.2
54,551		Walgreens Boots Alliance, Inc.	1,712,901	0.1
109,699		Walmart, Inc.	14,227,960	0.8
			139,669,509	7.4

		Energy: 4.5%
149,546		Chevron Corp.	21,485,274	1.1
96,902		ConocoPhillips	9,916,951	0.5
44,498		EOG Resources, Inc.	4,971,761	0.3
317,352		Exxon Mobil Corp.	27,708,003	1.5
151,106		Kinder Morgan, Inc.	2,514,404	0.1
37,873		Marathon Petroleum Corp.	3,761,925	0.2
62,241		Occidental Petroleum Corp.	3,824,709	0.2
18,079		Pioneer Natural Resources Co.	3,914,646	0.2
107,472		Schlumberger NV	3,858,245	0.2
29,901		Valero Energy Corp.	3,194,922	0.2
			85,150,840	4.5

		Financials: 10.5%
45,812		American Express Co.	6,180,497	0.3
57,860		American International Group, Inc.	2,747,193	0.2
16,006		Aon PLC	4,287,527	0.2
534,458		Bank of America Corp.	16,140,632	0.9
137,288	(1)	Berkshire Hathaway, Inc. – Class B	36,658,642	1.9
11,418		Blackrock, Inc.	6,283,097	0.3
53,255		Blackstone, Inc.	4,457,444	0.2
28,955		Capital One Financial Corp.	2,668,782	0.1
115,662		Charles Schwab Corp.	8,312,628	0.4
31,623		Chubb Ltd.	5,751,591	0.3
147,299		Citigroup, Inc.	6,137,949	0.3
27,288		CME Group, Inc.	4,833,523	0.3
25,313		Goldman Sachs Group, Inc.	7,417,975	0.4
41,985		Intercontinental Exchange, Inc.	3,793,345	0.2
221,960		JPMorgan Chase & Co.	23,194,820	1.2
38,139		Marsh & McLennan Cos., Inc.	5,693,771	0.3
51,090		Metlife, Inc.	3,105,250	0.2
12,158		Moody's Corp.	2,955,731	0.2
95,296		Morgan Stanley	7,529,337	0.4
31,411		PNC Financial Services Group, Inc.	4,693,432	0.3
44,423		Progressive Corp.	5,162,397	0.3
25,359		S&P Global, Inc.	7,743,371	0.4
18,019		Travelers Cos, Inc.	2,760,511	0.2
101,147		Truist Financial Corp.	4,403,940	0.2
102,104		US Bancorp	4,116,833	0.2
288,596		Wells Fargo & Co.	11,607,331	0.6
			198,637,549	10.5

		Health Care: 16.1%
130,486		Abbott Laboratories	12,625,825	0.7
134,489		AbbVie, Inc.	18,049,769	0.9
40,634		Amgen, Inc.	9,158,904	0.5
38,275		Baxter International, Inc.	2,061,491	0.1
21,605		Becton Dickinson & Co.	4,814,242	0.3
108,571	(1)	Boston Scientific Corp.	4,204,955	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
162,063		Bristol-Myers Squibb Co.	$11,521,059	0.6
43,232	(1)	Centene Corp.	3,363,882	0.2
22,777		Cigna Corp.	6,319,934	0.3
99,749		CVS Health Corp.	9,513,062	0.5
49,260		Danaher Corp.	12,723,365	0.7
46,992	(1)	Edwards Lifesciences Corp.	3,882,949	0.2
18,343		Elevance Health, Inc.	8,332,124	0.4
64,119		Eli Lilly & Co.	20,732,879	1.1
95,523		Gilead Sciences, Inc.	5,892,814	0.3
16,666		HCA Healthcare, Inc.	3,063,044	0.2
9,618		Humana, Inc.	4,666,557	0.2
11,952	(1)	Illumina, Inc.	2,280,322	0.1
27,229	(1)	Intuitive Surgical, Inc.	5,103,804	0.3
200,271		Johnson & Johnson	32,716,271	1.7
11,037		McKesson Corp.	3,751,145	0.2
101,709		Medtronic PLC	8,213,002	0.4
192,503		Merck & Co., Inc.	16,578,358	0.9
25,708	(1)	Moderna, Inc.	3,039,971	0.2
430,096		Pfizer, Inc.	18,821,001	1.0
7,887	(1)	Regeneron Pharmaceuticals, Inc.	5,433,118	0.3
26,734		Stryker Corp.	5,414,704	0.3
29,774		Thermo Fisher Scientific, Inc.	15,101,075	0.8
71,178		UnitedHealth Group, Inc.	35,947,737	1.9
19,457	(1)	Vertex Pharmaceuticals, Inc.	5,633,580	0.3
35,827		Zoetis, Inc.	5,312,786	0.3
			304,273,729	16.1

		Industrials: 6.2%
43,185		3M Co.	4,771,943	0.2
41,698	(1)	Boeing Co.	5,048,794	0.3
40,169		Caterpillar, Inc.	6,590,930	0.3
162,764		CSX Corp.	4,336,033	0.2
21,331		Deere & Co.	7,122,208	0.4
30,370		Eaton Corp. PLC	4,050,143	0.2
44,924		Emerson Electric Co.	3,289,335	0.2
18,264		FedEx Corp.	2,711,656	0.1
18,508		General Dynamics Corp.	3,926,842	0.2
83,330		General Electric Co.	5,158,960	0.3
51,284		Honeywell International, Inc.	8,562,890	0.4
23,574		Illinois Tool Works, Inc.	4,258,643	0.2
52,906		Johnson Controls International plc	2,604,033	0.1
14,637		L3Harris Technologies, Inc.	3,042,008	0.2
18,061		Lockheed Martin Corp.	6,976,784	0.4
17,831		Norfolk Southern Corp.	3,738,269	0.2
11,139		Northrop Grumman Corp.	5,238,894	0.3
113,157		Raytheon Technologies Corp.	9,263,032	0.5
143,764	(1)	Uber Technologies, Inc.	3,809,746	0.2
47,772		Union Pacific Corp.	9,306,941	0.5
55,939		United Parcel Service, Inc. - Class B	9,036,386	0.5
31,572		Waste Management, Inc.	5,058,150	0.3
			117,902,620	6.2

		Information Technology: 29.1%
48,217		Accenture PLC	12,406,234	0.6
35,910	(1)	Adobe, Inc.	9,882,432	0.5
122,909	(1)	Advanced Micro Devices, Inc.	7,787,514	0.4
39,721		Analog Devices, Inc.	5,534,724	0.3
1,163,611		Apple, Inc.	160,811,040	8.5
66,074		Applied Materials, Inc.	5,413,443	0.3
10,403	(1)	Atlassian Corp. PLC	2,190,768	0.1
16,552	(1)	Autodesk, Inc.	3,091,914	0.2
31,773		Automatic Data Processing, Inc.	7,186,735	0.4
40,168	(1)	Block, Inc. - USD	2,208,838	0.1
30,055		Broadcom, Inc.	13,344,721	0.7
316,393		Cisco Systems, Inc.	12,655,720	0.7
39,571		Cognizant Technology Solutions Corp.	2,272,958	0.1
46,411		Fidelity National Information Services, Inc.	3,507,279	0.2
44,794	(1)	Fiserv, Inc.	4,191,375	0.2
311,402		Intel Corp.	8,024,830	0.4
68,481		International Business Machines Corp.	8,136,228	0.4
20,970		Intuit, Inc.	8,122,100	0.4
10,788		KLA Corp.	3,264,772	0.2
10,410		Lam Research Corp.	3,810,060	0.2
64,527		Marvell Technology, Inc.	2,768,854	0.1
65,507		Mastercard, Inc. - Class A	18,626,260	1.0
83,832		Micron Technology, Inc.	4,199,983	0.2
569,394		Microsoft Corp.	132,611,863	7.0
183,260		Nvidia Corp.	22,245,931	1.2
115,110		Oracle Corp.	7,029,768	0.4
22,362	(1)	Palo Alto Networks, Inc.	3,662,672	0.2
88,097	(1)	PayPal Holdings, Inc.	7,582,509	0.4
85,267		Qualcomm, Inc.	9,633,466	0.5
8,031		Roper Technologies, Inc.	2,888,269	0.1
73,235	(1)	Salesforce, Inc.	10,534,122	0.6
15,236	(1)	ServiceNow, Inc.	5,753,266	0.3
23,322	(1)	Snowflake, Inc. - Class A	3,963,807	0.2
70,163		Texas Instruments, Inc.	10,859,829	0.6
125,278		Visa, Inc. - Class A	22,255,637	1.2
15,883		VMware, Inc.	1,690,904	0.1
15,010	(1)	Workday, Inc.	2,284,822	0.1
			552,435,647	29.1

		Materials: 1.5%
16,846		Air Products & Chemicals, Inc.	3,920,570	0.2
54,651		Dow, Inc.	2,400,818	0.1
18,867		Ecolab, Inc.	2,724,772	0.2
108,438		Freeport-McMoRan, Inc.	2,963,611	0.2
38,231		Linde PLC	10,306,695	0.5
60,432		Newmont Corp.	2,539,957	0.1
18,195		Sherwin-Williams Co.	3,725,426	0.2
6,492		Southern Copper Corp.	291,101	0.0
			28,872,950	1.5

		Real Estate: 1.5%
35,306		American Tower Corp.	7,580,198	0.4
32,830		Crown Castle, Inc.	4,745,577	0.3
21,596		Digital Realty Trust, Inc.	2,141,891	0.1
6,912		Equinix, Inc.	3,931,822	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
56,199	ProLogis, Inc.	$5,709,819	0.3
11,888	Public Storage, Inc.	3,480,925	0.2
		27,590,232	1.5

	Utilities: 1.9%
39,113	American Electric Power Co., Inc.	3,381,319	0.2
63,321	Dominion Energy, Inc.	4,376,114	0.2
58,588	Duke Energy Corp.	5,449,856	0.3
75,528	Exelon Corp.	2,829,279	0.1
149,400	NextEra Energy, Inc.	11,714,454	0.6
23,931	Sempra Energy	3,588,214	0.2
80,754	Southern Co.	5,491,272	0.3
		36,830,508	1.9

	Total Common Stock
	(Cost $1,393,235,110)	1,882,130,182	99.3

EXCHANGE-TRADED FUNDS: 0.4%
78,763	iShares Russell Top 200 ETF	6,686,978	0.4

	Total Exchange-Traded Funds
	(Cost $7,501,483)	6,686,978	0.4

	Total Long-Term Investments
	(Cost $1,400,736,593)	1,888,817,160	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Repurchase Agreements: 0.0%
2,741	(2) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $2,742, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $2,796, due 09/30/23-09/30/29)
	(Cost $2,741)	2,741	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
4,269,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $4,269,000)	4,269,000	0.2

	Total Short-Term Investments
	(Cost $4,271,741)	4,271,741	0.2

	Total Investments in Securities (Cost $1,405,008,334)	$1,893,088,901	99.9
	Assets in Excess of Other Liabilities	2,401,674	0.1
	Net Assets	$1,895,490,575	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,882,130,182	$–	$–	$1,882,130,182
Exchange-Traded Funds	6,686,978	–	–	6,686,978
Short-Term Investments	4,269,000	2,741	–	4,271,741
Total Investments, at fair value	$1,893,086,160	$2,741	$–	$1,893,088,901
Liabilities Table
Other Financial Instruments+
Futures	$(619,872)	$–	$–	$(619,872)
Total Liabilities	$(619,872)	$–	$–	$(619,872)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	30	12/16/22	$5,402,250	$(619,872)
			$5,402,250	$(619,872)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,408,043,070.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$549,694,913
Gross Unrealized Depreciation	(65,268,954)
Net Unrealized Appreciation	$484,425,959